Consolidated Statements of Net Income/(Loss) and Comprehensive Income/(Loss) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Expenses
Sales and marketing	$ 218,485	$ 483,530	$ 80,603
Research and development	1,466,653	342,168	954,593
General and administrative	892,264	1,209,847	557,904
Professional and consulting fees	3,654,843	1,623,209	1,158,484
Loss before other items	(6,232,245)	(3,658,754)	(2,751,584)
Other items
Other income	292,247		879,344
Other expense	(1,500,000)
Depreciation	(5,266)	(4,268)	(240)
Interest income	263,370	95,787	2,134
Interest expense	(9,522)	(9,270)	(52,941)
Foreign exchange loss	(1,144)	(7,317)	(2,695)
Listing expense			(41,481,605)
Transaction expense			(2,461,025)
Gain on debt settlement			281,500
Fair value gain/(loss) on convertible note		3,357,628	(5,157,397)
Fair value gain/(loss) on warrant liability	(15,380)	694,516	(306,250)
Fair value gain/(loss) on promissory notes		705,565	(108,288)
Fair value loss on warrant exchange		(185,064)
Fair value gain on investment in Psyence Labs Ltd	427,000	22,967
Fair value loss on digital assets	(110,242)
Share of losses from Associate	(45,239)
NET INCOME/(LOSS)	(6,936,421)	1,011,790	(51,159,048)
Other comprehensive income/(loss)
Foreign exchange gain/(loss) on translation	44,979	(9,859)	3,715
Other comprehensive income			191,982
TOTAL COMPREHENSIVE INCOME/(LOSS)	$ (6,891,442)	$ 1,001,931	$ (50,963,351)
Income/(Loss) per share - basic (in Dollars per share)	$ (12.56)	$ 32.76	$ (29,214.06)
Income/(Loss) per share - diluted (in Dollars per share)	$ (12.56)	$ 32.76	$ (29,214.06)
Weighted average number of outstanding shares - basic (in Shares)	552,282	30,887	1,744
Weighted average number of outstanding shares - diluted (in Shares)	552,282	30,887	1,744